Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Secured Bridge Credit Facility	$ 135,000	$ 200,000
Less: Deferred financing costs	(14,060)	(118,710)
Total debt	1,001,774	5,517,613
Less: Current portion	(1,001,774)	(1,165,021)
Long-term portion	0	4,352,592
Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	615,954	685,410
Tanker Segment
Debt Instrument [Line Items]
Secured Debt	264,880	277,913
6.5% Drill Rigs Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	0	800,000
7.25% Ocean Rig Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	0	500,000
$1.3 billion Senior Secured Term Loan B Facility | Drilling Segment
Debt Instrument [Line Items]
Secured Debt	0	1,296,750
$1.9 billion Secured Term Loan B Facility | Drilling Segment
Debt Instrument [Line Items]
Secured Debt	$ 0	$ 1,876,250